Derivative Financial Instruments (Fair Values Of Derivative Contracts) (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Gross Fair Value of Assets	$ 24,558	$ 15,773	$ 166,106
Derivative assets, Gross amounts offset against assets in the Balance Sheet	(12,324)	(14,967)	(61,840)
Derivative Asset, Net Fair Value of Assets presented in the Balance Sheet	12,234	806	104,266
Gross Fair Value of Liabilities	12,672	40,656	61,840
Derivative liabilities, Gross amounts offset against liabilities in the Balance Sheet	(12,324)	(14,967)	(61,840)
Derivative Liability, Net Fair Value of Liabilities presented in the Balance Sheet	348	25,689
Derivative Assets Current [Member]
Derivatives, Fair Value [Line Items]
Gross Fair Value of Assets	13,904	3,296	86,000
Derivative assets, Gross amounts offset against assets in the Balance Sheet	(6,952)	(3,213)	(23,369)
Derivative Asset, Net Fair Value of Assets presented in the Balance Sheet	6,952	83	62,631
Derivative Asset Non-Current [Member]
Derivatives, Fair Value [Line Items]
Gross Fair Value of Assets	10,654	12,477	80,106
Derivative assets, Gross amounts offset against assets in the Balance Sheet	(5,372)	(11,754)	(38,471)
Derivative Asset, Net Fair Value of Assets presented in the Balance Sheet	5,282	723	41,635
Derivative Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Gross Fair Value of Liabilities	7,300	24,420	23,369
Derivative liabilities, Gross amounts offset against liabilities in the Balance Sheet	(6,952)	(3,213)	(23,369)
Derivative Liability, Net Fair Value of Liabilities presented in the Balance Sheet	348	21,207
Derivative Liabilities Non Current [Member]
Derivatives, Fair Value [Line Items]
Gross Fair Value of Liabilities	5,372	16,236	38,471
Derivative liabilities, Gross amounts offset against liabilities in the Balance Sheet	$ (5,372)	(11,754)	$ (38,471)
Derivative Liability, Net Fair Value of Liabilities presented in the Balance Sheet		$ 4,482